                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
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Address:    1100 North Glebe Road
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            Arlington, Virginia 22201
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            ------------------------------------------


 Form 13F File Number: 28-10411
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William S. Berno
          --------------------------------------------
Title:    Director
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ William S. Berno   Arlington, Virginia                     November 13, 2006
---------------------  --------------------------------------  ----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                81
                                              -----------------------

Form 13F Information Table Value Total:           $339,775,310
                                              -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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                           FORM 13F INFORMATION TABLE

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COLUMN 1                                COLUMN 2    COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
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NAME OF                                 TYPE OF                              SHRS OR   SH/ PUT/ INVESTMENT  OTHER
ISSUER                                   CLASS        CUSIP       VALUE      PRN AMT   PRN/CALL DISCRETION MANAGERS VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Acceptance Insurance Companies Inc.  COM            004308102 $     1,261.70   229,400 SH          Sole      N/A    Sole
Advanced Marketing Services Inc.     COM            00753T105 $   211,410.00    78,300 SH          Sole      N/A    Sole
Air France-American Depository
  Shares                             SPONSORED ADR  009119108 $13,266,516.00   437,550 SH          Sole      N/A    Sole
Alliance One International Inc.      COM            018772103 $29,960,577.80 7,307,458 SH          Sole      N/A    Sole
Allied Defense Group, Inc.           COM            019118108 $ 5,924,154.00   360,350 SH          Sole      N/A    Sole
American Pacific Corp.               COM            028740108 $ 6,464,526.78   843,933 SH          Sole      N/A    Sole
Amerigo resources                    COM            03074G109 $   738,700.00   445,000 SH          Sole      N/A    Sole
Audiovox Corporation Class A         CL A           050757103 $17,576,728.32 1,262,696 SH          Sole      N/A    Sole
Bassett Furniture Industry           COM            070203104 $ 9,327,119.20   574,330 SH          Sole      N/A    Sole
Berkshire Hathaway - Class B         CL B           084670207 $   457,056.00       144 SH          Sole      N/A    Sole
BKF Capital Group                    COM            05548G102 $ 2,194,697.70   562,743 SH          Sole      N/A    Sole
Bowl America Inc. - Class A          CL A           102565108 $   720,204.59    49,979 SH          Sole      N/A    Sole
California First National Bank Corp. COM            130222102 $ 8,510,626.70   571,183 SH          Sole      N/A    Sole
Canfor Corporation                   COM            137576104 $ 4,063,856.00   407,200 SH          Sole      N/A    Sole
Canfor Pulp Income                   COM            137582102 $   361,653.30    35,010 SH          Sole      N/A    Sole
CF Industries Holdings, Inc.         COM            125269100 $20,384,994.00 1,194,200 SH          Sole      N/A    Sole
CPAC Inc.                            COM            126145101 $ 2,839,377.10   426,974 SH          Sole      N/A    Sole
Delta Apparel Inc.                   COM            247368103 $ 7,439,250.00   381,500 SH          Sole      N/A    Sole
Delta Woodside Industries            COM            247909203 $    34,385.75   491,225 SH          Sole      N/A    Sole
Dillards Inc. Class A.               CL A           254067101 $13,255,650.00   405,000 SH          Sole      N/A    Sole
Dominion Homes, Inc.                 COM            257386102 $ 6,807,470.70 1,123,345 SH          Sole      N/A    Sole
Duckwall-ALCO                        COM            264142100 $ 6,383,230.00   171,500 SH          Sole      N/A    Sole
Enesco Group                         COM            292973104 $   487,971.00 1,841,400 SH          Sole      N/A    Sole
Excel Maritime Carriers              COM            V3267N107 $   237,000.00    20,000 SH          Sole      N/A    Sole
Exide Technologies                   COM NEW        302051206 $ 2,238,000.00   600,000 SH          Sole      N/A    Sole
Exxon Mobil Corp.                    COM            30231G102 $   469,700.00     7,000 SH          Sole      N/A    Sole
General Electric Company             COM            369604103 $   229,450.00     6,500 SH          Sole      N/A    Sole
Handleman Company                    COM            410252100 $ 4,684,548.00   617,200 SH          Sole      N/A    Sole
Head N.V.                            NY REGISTRY SH 422070102 $ 6,749,760.00 2,136,000 SH          Sole      N/A    Sole
IDT Corporation (IDT.C)              COM            448947101 $   285,628.00    20,200 SH          Sole      N/A    Sole
IDT Corporation Class B. (IDT)       COM            448947309 $ 1,479,492.00   102,600 SH          Sole      N/A    Sole
Imperial Sugar                       COM NEW        453096208 $10,561,412.24   339,377 SH          Sole      N/A    Sole
Integrated Telecom Express Inc.      COM            45817u994 $    30,830.00   308,300 SH          Sole      N/A    Sole
International Aluminum Corp.         COM            458884103 $   737,662.50    19,750 SH          Sole      N/A    Sole
International Shipholding
  Corporation                        COM NEW        460321201 $ 1,270,467.00   101,475 SH          Sole      N/A    Sole
J. Alexanders Corp.                  COM            466096104 $   729,930.00    83,900 SH          Sole      N/A    Sole
John B. Sanfilippo & Son Inc.        COM            800422107 $ 2,244,571.20   220,056 SH          Sole      N/A    Sole
Lodgian Inc.                         COM PAR .01    54021P502 $ 2,102,224.00   158,300 SH          Sole      N/A    Sole
LQ Corporation                       COM            50213T104 $    67,768.75    54,215 SH          Sole      N/A    Sole
MAIR Holdings Inc.                   COM            560635104 $ 8,207,759.56 1,437,436 SH          Sole      N/A    Sole
Markel Corporation                   COM            570535104 $   472,259.00     1,150 SH          Sole      N/A    Sole
MBIA Inc.                            COM            55262C100 $   202,752.00     3,300 SH          Sole      N/A    Sole
Medallion Financial Corp.            COM            583928106 $ 2,759,044.20   250,140 SH          Sole      N/A    Sole
MI Developments Inc.                 CL A SUB VTG   55304X104 $ 5,753,486.70   157,846 SH          Sole      N/A    Sole
MIIX Group, Inc.                     COM            59862V104 $     5,594.80   699,350 SH          Sole      N/A    Sole
Mod-Pac Corp.                        COM            607495108 $   957,274.27    85,490 SH          Sole      N/A    Sole

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
Monarch Cement Co.                   COM            609031109 $   886,705.90    30,263 SH          Sole      N/A    Sole
Nathan Famous                        COM            632347100 $ 1,787,400.00   132,400 SH          Sole      N/A    Sole
National Presto Inds., Inc.          COM            637215104 $   853,921.50    15,450 SH          Sole      N/A    Sole
National RV Holdings                 COM            637277104 $ 3,060,193.00   881,900 SH          Sole      N/A    Sole
Northern Orion Resources Inc.        SPONSORED ADR  665575106 $    98,670.00    25,300 SH          Sole      N/A    Sole
Novartis ADR                         COM            66987V109 $   286,356.00     4,900 SH          Sole      N/A    Sole
OCA, Inc.                            COM            67083Q101 $    32,787.00 1,092,900 SH          Sole      N/A    Sole
Ohio Savings Financial Corp.         COM            677502106 $   227,000.00        20 SH          Sole      N/A    Sole
Olympic Steel Inc.                   COM            68162K106 $   626,472.00    25,200 SH          Sole      N/A    Sole
Pemstar Inc.                         COM            706552106 $ 2,592,058.45   710,153 SH          Sole      N/A    Sole
Pep Boys - MM&J                      COM            713278109 $ 1,236,170.00    96,200 SH          Sole      N/A    Sole
PMA Capital Corp. Cl. A              CL A           693419202 $25,671,871.26 2,910,643 SH          Sole      N/A    Sole
Pope & Talbot Inc.                   COM            732827100 $ 5,915,025.00 1,028,700 SH          Sole      N/A    Sole
PXRE Group Ltd.                      COM            G73018106 $ 4,157,846.32 1,009,186 SH          Sole      N/A    Sole
Quaker Fabric Corp.                  COM            747399103 $ 2,316,434.40 2,068,245 SH          Sole      N/A    Sole
Quanta Capital Holdings Ltd.         SHS            G7313F106 $ 3,841,198.72 2,087,608 SH          Sole      N/A    Sole
Quipp, Inc.                          COM            748802105 $   905,970.00   116,150 SH          Sole      N/A    Sole
Reliant Energy Inc.                  COM            75952B105 $ 8,075,360.00   656,000 SH          Sole      N/A    Sole
Royal Group Technologies             COM            779915107 $15,821,669.20 1,363,937 SH          Sole      N/A    Sole
Ryerson Inc.                         COM            78375P107 $ 1,580,458.00    72,200 SH          Sole      N/A    Sole
SCPIE Holdings                       COM            78402P104 $13,053,447.88   554,522 SH          Sole      N/A    Sole
Sea Containers LTD-CL A              CL A           811371707 $ 3,065,827.05 2,620,365 SH          Sole      N/A    Sole
SLM Corporation                      COM            78442p106 $   374,256.00     7,200 SH          Sole      N/A    Sole
Sparton Corporation                  COM            847235108 $    96,355.24    11,540 SH          Sole      N/A    Sole
Specialty Underwriters'Alliance      COM            84751T309 $ 3,275,619.90   394,653 SH          Sole      N/A    Sole
Superior Industries International
  Inc.                               COM            868168105 $15,606,271.42   929,498 SH          Sole      N/A    Sole
Tandy Brands Accessories Inc.        COM            875378101 $ 2,213,049.07   208,189 SH          Sole      N/A    Sole
Technology Solutions                 COM NEW        87872T207 $   426,909.38    49,444 SH          Sole      N/A    Sole
Tecumseh Class A.                    CL A           878895200 $   240,683.04    15,824 SH          Sole      N/A    Sole
Tecumseh Products Company - Class B  CL B           878895101 $ 1,480,575.00    98,705 SH          Sole      N/A    Sole
Terra Industries Inc.                COM            880915103 $ 3,392,400.00   440,000 SH          Sole      N/A    Sole
TOP Tankers, Inc.                    COM            Y8897Y107 $   286,356.00    48,700 SH          Sole      N/A    Sole
USEC, Inc.                           COM            90333E108 $ 5,639,882.00   585,050 SH          Sole      N/A    Sole
Vornado Realty Trust                 SH BEN INT     929042109 $   545,000.00     5,000 SH          Sole      N/A    Sole
Wells Fargo & Company                COM            949746101 $   217,080.00     6,000 SH          Sole      N/A    Sole
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